Investments in Companies Under Equity Method - Summary of Investments in Companies Under the Equity Method (Detail) - USD ($) $ in Millions	3 Months Ended		5 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 24, 2016	Jun. 13, 2016	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method				$ 192.7	$ 192.7	$ 200.7	$ 190.5	$ 137.7
CGG Eidesvik Ship Management AS [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method				0.2	$ 0.2	0.2	0.2
Country / Head office					Norway / Bergen
% of interests					49.00%
Eidesvik Seismic Vessels AS [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method						19.0	21.0
Country / Head office					Norway / Bomlo
% of interests	49.00%
Gardline CGG Pte Ltd [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method						7.7
Country / Head office					Singapore
% of interests		49.00%
Geo Ship Management Services SAS [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method						(0.1)
Country / Head office					France / Massy
% of interests			50.00%
Oceanic Seismic Vessels AS [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method						25.4	27.0
Country / Head office					Norway / Bomlo
% of interests	49.00%
PT Elnusa-CGGVeritas Seismic [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method				0.2	$ 0.2	0.3	0.4
Country / Head office					Indonesia / Jakarta
% of interests					49.00%
PTSC CGGV Geophysical Survey Limited [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method						18.9	9.6
Country / Head office					Vietnam / Vung Tau City
% of interests					49.00%
Veri-Illuq Geophysical Ltd. [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method				(0.1)	$ (0.1)	(0.1)	(0.1)
Country / Head office					Canada / Calgary
% of interests					49.00%
Yamoria Geophysical Ltd. [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method				(0.3)	$ (0.3)	(0.3)	(0.3)
Country / Head office					Canada / Calgary
% of interests					49.00%
Petroleum Edge Limited [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method				(2.3)	$ (2.3)		(1.1)
Country / Head office					UK / London
% of interests					50.00%
Reservoir Evaluation Services LLP. [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method				3.1	$ 3.1	2.9	1.8
Country / Head office					Kazakhstan / Almaty
% of interests					49.00%
Global Seismic Shipping AS [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method				$ 63.5	$ 63.5
Country / Head office					Norway / Bomlo
% of interests				50.00%	50.00%
Argas [member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method				$ 68.3	$ 68.3	$ 73.4	64.5
Country / Head office					Saudi Arabia / Al-Khobar
% of interests					49.00%	49.00%
Seabed Geosolutions BV [Member]
Disclosure Of Joint Ventures And Associates [Line Items]
Investment accounted for using equity method				$ 60.1	$ 60.1	$ 53.4	$ 67.5
Country / Head office					The Netherlands /Amsterdam
% of interests					40.00%